Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Provision for Income Taxes

The provision for income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2014	2013	2012
Current federal	$3,198	$2,474	$58
Current state	1,605	1,444	273
Deferred federal	1,092	2,315	4,804
Deferred state	232	191	797

Provision for income taxes	$6,127	$6,424	$5,932

Reconciliation of Income Taxes at the Statutory Federal Income Tax Rate to the Provision for Income Taxes

A reconciliation of income taxes at the statutory federal income tax rate to the provision for income taxes included in the accompanying consolidated statements of income is as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Federal tax provision at the statutory rate	$5,782	$5,194	$4,751
State income tax provision, net of federal benefit	1,350	898	974
Tax credits	(1,160)	(54)	—
Change in state valuation allowance	37	231	—
Other	118	155	207

Provision for income taxes	$6,127	$6,424	$5,932

Reconciliation of the Beginning and Ending liability for Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending liability for gross unrecognized tax benefits at December 31, 2014 and 2013, are as follows (in thousands):

	December 31,
	2014	2013
Balance at beginning of year	$167	$—
Additions for tax positions in the current year	2,168	167
Reductions for tax positions of prior years	(167)	—

Balance at end of year	$2,168	$167

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities

Significant components of deferred tax assets and deferred tax liabilities are as follows (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Allowance for doubtful accounts	$134	$84
Accrued liabilities	1,565	1,225
Tax credits	791	702
Stock based compensation	1,015	966
Deferred revenue	616	—
Depreciation	715	—
Net operating loss carryforwards	355	1,256

Total deferred tax assets	5,191	4,233
Less: Valuation allowance	(355)	(1,325)

Deferred tax assets, net of valuation allowance	4,836	2,908

Deferred tax liabilities:
Deductible goodwill	2,369	2,020
Nondeductible intangible assets	2,171	2,677
Prepaid assets	1,602	781
Capitalized software development	3,836	2,910
Depreciation	—	341
Basis difference on investments	343	533

Total deferred tax liabilities	10,321	9,262

Net deferred tax liabilities	$(5,485)	$(6,354)